Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Schedule of notes payable
	March 31, 2019	December 31, 2018
Convertible notes payable	$—	$(98,903)
Notes payable	400,000	—
Accrued interest	3,918	(13,250)
Financing costs	—	(3,317)
Amortization of financing costs	—	22,721
Beneficial conversion feature	—	(111,370)
Amortization of beneficial conversion feature	—	204,119
	$403,918	$—

	December 31, 2018	December 31, 2017
Convertible notes payable	$(98,903)	$152,000
Financing costs	(3,317)	(12,000)
Accrued interest	(13,250)	3,316
Amortization of financing costs	22,721	2,529
Beneficial conversion factor	(111,370)	(124,689)
Amortization of beneficial conversion factor	204,119	31,941

	$—	$53,097